Property and Equipment, Net (Details) - Schedule of property and equipment, stated at cost less accumulated depreciation - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 3,610,252	$ 248,554
Less: Accumulated depreciation	212,979	79,605
Property and equipment, net	3,397,273	168,949
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,991,492
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	103,836	97,119
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	93,020	85,612
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	71,517	65,823
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	30,652
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 319,735